Annual Total Returns[BarChart] - Invesco VI Discovery Mid Cap Growth Fund - Series I	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.09%	16.45%	35.98%	5.78%	6.61%	2.34%	28.79%	(6.08%)	39.37%	40.69%